SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at January 1, 2017	5,354,220
Granted	10,991,668
Exercised
Cancelled	(3,733,139)
Outstanding at December 31, 2017	12,612,749	5,354,220
Exercisable at December 31, 2017	2,233,865
Vested and expected to vest at December 31, 2017	10,535,436
Weighted average Exercise price
Outstanding at January 1, 2017	$ 4.04
Granted	1.41
Exercised
Cancelled	3.48
Outstanding at December 31, 2017	2.14	$ 4.04
Exercisable at December 31, 2017	4.23
Vested and expected to vest at December 31, 2017	$ 2.77
Weighted average Remaining contractual term
Outstanding	4 years 18 days	2 years 9 months 25 days
Exercisable at December 31, 2017	2 years 1 month 20 days
Vested and expected to vest at December 31, 2017	3 years 8 months 23 days
Aggregate intrinsic value
Outstanding at January 1, 2017	$ 549
Outstanding at December 31, 2017	56	$ 549
Exercisable at December 31, 2017	17
Vested and expected to vest at December 31, 2017	$ 53
Performance-based Stock Options [Member]
Number of options
Outstanding at January 1, 2017	1,516,666
Cancelled	(666,666)
Outstanding at December 31, 2017	850,000	1,516,666
Exercisable at December 31, 2017	566,665
Vested and expected to vest at December 31, 2017	1,315,714
Weighted average Exercise price
Outstanding at January 1, 2017	$ 2.53
Cancelled	2.28
Outstanding at December 31, 2017	2.72	$ 2.53
Exercisable at December 31, 2017	2.72
Vested and expected to vest at December 31, 2017	$ 2.72
Weighted average Remaining contractual term
Outstanding	2 years 11 months 8 days	3 years 9 months 7 days
Exercisable at December 31, 2017	2 years 11 months 8 days
Vested and expected to vest at December 31, 2017	3 years 29 days
Aggregate intrinsic value
Outstanding at January 1, 2017
Outstanding at December 31, 2017
Exercisable at December 31, 2017
Vested and expected to vest at December 31, 2017